Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Disclosure of changes in goodwill [Table Text Block]
Balance, January 1, 2023	$-
Goodwill recognized on business combination (note 5)	75,205
Effects of changes in foreign exchange	80
Balance, December 31, 2023	$75,285